ACQUISITIONS - Consideration (Details) - USD ($) $ in Thousands			3 Months Ended
	Jul. 31, 2018	Feb. 28, 2017	Mar. 31, 2018	Mar. 31, 2017
Business Acquisition [Line Items]
Payments to Acquire Property, Plant, and Equipment				$ 19,645
Maturities of marketable securities			$ 0	75,006
Repayment of term loan			$ 0	$ 39,664
Paulsboro Natural Gas Pipeline Company LLC [Member]
Business Acquisition [Line Items]
Payments to Acquire Property, Plant, and Equipment		$ 11,600
Development Assets Acquisition [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Value, New Issues	$ 31,586
Shares, Issued	1,494,134